CAPITAL RISK MANAGEMENT (Details) $ in Millions	Mar. 31, 2020 CAD ($)		Apr. 01, 2019 CAD ($)	Mar. 31, 2019 CAD ($)		Mar. 31, 2018 CAD ($)
Capital Risk Management [Abstract]
Long-term debt	$ 3,312.2			$ 2,328.3
Less: cash and cash equivalents	(946.5)	[1],[2]		(446.1)	[2]	$ (611.5)
Net debt	2,365.7			1,882.2
Equity	2,578.3	[1]	$ 2,382.5	2,410.0		$ 2,297.5
Total net debt plus equity	$ 4,944.0			$ 4,292.2
Net debt: equity	0.9231			0.7857

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.